Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DODGE & COX FUNDS
Entity Central Index Key	0000029440
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Dodge & Cox Stock Fund-Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Stock Fund
Class Name	Class I
Trading Symbol	DODGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atdodgeandcox.com/documents. You can also request this information by contacting us at 800-621-3979.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class I	$ 26	0.51% 1
1	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 118,330,608,651
Holdings Count | Holding	90
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 118,330,608,651
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	11%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Health Care	24.5%
Financials	20.0%
Industrials	14.7%
Information Technology	11.8%
Communication Services	10.5%
Consumer Discretionary	4.2%
Energy	3.8%
Materials	3.1%
Consumer Staples	2.6%
Real Estate	2.2%
Utilities	1.3%

Dodge & Cox Stock Fund-Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Stock Fund
Class Name	Class X
Trading Symbol	DOXGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class X for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atdodgeandcox.com/documents. You can also request this information by contacting us at800-621-3979.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class X	$ 21	0.41% 1
1	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 118,330,608,651
Holdings Count | Holding	90
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 118,330,608,651
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	11%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Health Care	24.5%
Financials	20.0%
Industrials	14.7%
Information Technology	11.8%
Communication Services	10.5%
Consumer Discretionary	4.2%
Energy	3.8%
Materials	3.1%
Consumer Staples	2.6%
Real Estate	2.2%
Utilities	1.3%

Dodge & Cox Global Stock Fund-Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Stock Fund
Class Name	Class I
Trading Symbol	DODWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atdodgeandcox.com/documents. You can also request this information by contacting us at800-621-3979.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class I	$ 32	0.62% 1
1	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 13,007,052,593
Holdings Count | Holding	192
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 13,007,052,593
Total Number of Portfolio Holdings	192
Portfolio Turnover Rate	12%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	23.0%
Health Care	19.9%
Information Technology	15.6%
Industrials	11.2%
Communication Services	8.4%
Consumer Discretionary	7.5%
Materials	5.4%
Energy	3.6%
Consumer Staples	2.0%
Real Estate	1.0%
Utilities	0.6%
Region Diversification

Dodge & Cox Global Stock Fund-Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Stock Fund
Class Name	Class X
Trading Symbol	DOXWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class X for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atdodgeandcox.com/documents. You can also request this information by contacting us at800-621-3979.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class X	$ 27	0.52% 1
1	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 13,007,052,593
Holdings Count | Holding	192
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 13,007,052,593
Total Number of Portfolio Holdings	192
Portfolio Turnover Rate	12%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	23.0%
Health Care	19.9%
Information Technology	15.6%
Industrials	11.2%
Communication Services	8.4%
Consumer Discretionary	7.5%
Materials	5.4%
Energy	3.6%
Consumer Staples	2.0%
Real Estate	1.0%
Utilities	0.6%
Region Diversification

Dodge & Cox International Stock Fund-Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox International Stock Fund
Class Name	Class I
Trading Symbol	DODFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atdodgeandcox.com/documents. You can also request this information by contacting us at800-621-3979.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class I	$ 32	0.61% 1
1	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 67,511,323,025
Holdings Count | Holding	198
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 67,511,323,025
Total Number of Portfolio Holdings	198
Portfolio Turnover Rate	7%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	26.8%
Information Technology	16.4%
Health Care	12.9%
Industrials	11.8%
Consumer Discretionary	7.9%
Materials	6.1%
Consumer Staples	6.0%
Energy	4.7%
Communication Services	4.6%
Real Estate	0.9%
Utilities	0.4%
Region Diversification

Dodge & Cox International Stock Fund-Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox International Stock Fund
Class Name	Class X
Trading Symbol	DOXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class X for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atdodgeandcox.com/documents. You can also request this information by contacting us at800-621-3979.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class X	$ 27	0.51% 1
1	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 67,511,323,025
Holdings Count | Holding	198
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 67,511,323,025
Total Number of Portfolio Holdings	198
Portfolio Turnover Rate	7%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	26.8%
Information Technology	16.4%
Health Care	12.9%
Industrials	11.8%
Consumer Discretionary	7.9%
Materials	6.1%
Consumer Staples	6.0%
Energy	4.7%
Communication Services	4.6%
Real Estate	0.9%
Utilities	0.4%
Region Diversification

Dodge & Cox Emerging Markets Stock Fund-Composite Class
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Emerging Markets Stock Fund
Class Name	Dodge & Cox Emerging Markets Stock Fund
Trading Symbol	DODEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Emerging Markets Stock Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atdodgeandcox.com/documents. You can also request this information by contacting us at800-621-3979.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Emerging Markets Stock Fund	$ 39	0.70% 1
1	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 1,460,282,860
Holdings Count | Holding	363
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 1,460,282,860
Total Number of Portfolio Holdings	363
Portfolio Turnover Rate	13%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Ten
Largest Countries
Taiwan	19.0%
South Korea	16.8%
China	16.5%
Brazil	7.9%
India	5.3%
United States	4.5%
Mexico	3.4%
Indonesia	3.0%
Hong Kong	2.5%
Guatemala	2.3%
Sector Diversification

Dodge & Cox Balanced Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Balanced Fund
Class Name	Class I
Trading Symbol	DODBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atdodgeandcox.com/documents. You can also request this information by contacting us at800-621-3979.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class I	$ 25	0.50% 1
1	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 14,740,930,251
Holdings Count | Holding	534
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 14,740,930,251
Total Number of Portfolio Holdings	534
Portfolio Turnover Rate	9%

Holdings [Text Block]
Graphical Representations of Holdings
The table and charts below
provide
information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Asset
Allocation
Common Stocks	63.8%
Debt Securities	31.5%
Mutual Funds	2.2%
Net Cash & Other (a)	2.5%
(a)	Net Cash & Other includes cash , short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification

Dodge & Cox Balanced Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Balanced Fund
Class Name	Class X
Trading Symbol	DOXBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class X for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atdodgeandcox.com/documents. You can also request this information by contacting us at800-621-3979.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class X	$ 20	0.40% 1
1	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 14,740,930,251
Holdings Count | Holding	534
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 14,740,930,251
Total Number of Portfolio Holdings	534
Portfolio Turnover Rate	9%

Holdings [Text Block]
Graphical Representations of Holdings
The table and charts below
provide
information
related to the
holdings
of the
Fund
, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Asset
Allocation
Common Stocks	63.8%
Debt Securities	31.5%
Mutual Funds	2.2%
Net Cash & Other (a)	2.5%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification

Dodge & Cox Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Income Fund
Class Name	Class I
Trading Symbol	DODIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Income Fund — Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atdodgeandcox.com/documents. You can also request this information by contacting us at800-621-3979.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class I	$ 20	0.41% 1
1	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 110,472,780,630
Holdings Count | Holding	1,661
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 110,472,780,630
Total Number of Portfolio Holdings	1,661
Portfolio Turnover Rate	12%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	48.9%
Corporate	29.7%
U.S. Treasury	14.7%
Government-Related	4.9%

Dodge & Cox Income Fund - Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Income Fund
Class Name	Class X
Trading Symbol	DOXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Income Fund — Class X for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atdodgeandcox.com/documents. You can also request this information by contacting us at800-621-3979.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class X	$ 16	0.33% 1
1	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 110,472,780,630
Holdings Count | Holding	1,661
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 110,472,780,630
Total Number of Portfolio Holdings	1,661
Portfolio Turnover Rate	12%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	48.9%
Corporate	29.7%
U.S. Treasury	14.7%
Government-Related	4.9%

Dodge & Cox Global Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Bond Fund
Class Name	Class I
Trading Symbol	DODLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class I for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atdodgeandcox.com/documents. You can also request this information by contacting us at800-621-3979.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class I	$ 22	0.45% 1
1	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 5,322,938,020
Holdings Count | Holding	407
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 5,322,938,020
Total Number of Portfolio Holdings	407
Portfolio Turnover Rate	23%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five
Largest Countries
United States	44.1%
United Kingdom	6.9%
Norway	5.5%
Mexico	5.4%
Japan	3.6%
Sector Diversification

Dodge & Cox Global Bond Fund-Class X
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Bond Fund
Class Name	Class X
Trading Symbol	DOXLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class X for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atdodgeandcox.com/documents. You can also request this information by contacting us at800-621-3979.
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class X	$ 18	0.37% 1
1	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 5,322,938,020
Holdings Count | Holding	407
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 5,322,938,020
Total Number of Portfolio Holdings	407
Portfolio Turnover Rate	23%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five
Largest Countries
United States	44.1%
United Kingdom	6.9%
Norway	5.5%
Mexico	5.4%
Japan	3.6%
Sector Diversification

[1]	Annualized